Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 423,032	$ 442,141
Short-term bank deposits	1,907	595
Accounts receivable, net	142,421	150,806
Inventories	130,958	123,385
Net investment in sales-type leases	8,682	8,170
Prepaid expenses	8,601	7,931
Deferred income taxes	26,569	25,697
Other current assets	20,084	37,903
Total current assets	762,254	796,628
Non-current assets
Goodwill	1,171,077	1,323,502
Other intangible assets, net	534,301	597,903
Property, plant and equipment, net	164,959	157,036
Net investment in sales-type leases - long-term	16,129	14,822
Other non-current assets	10,478	9,216
Total non-current assets	1,896,944	2,102,479
Total assets	2,659,198	2,899,107
Current liabilities
Accounts payable	47,607	37,359
Short-term debt	50,000	50,000
Accrued expenses and other current liabilities	47,069	47,760
Accrued compensation and related benefits	36,826	42,332
Obligations in connection with acquisitions	11,313	28,092
Deferred revenues	47,127	45,023
Total current liabilities	239,942	250,566
Non-current liabilities
Obligations in connection with acquisitions - long-term	17,443	26,461
Deferred tax liabilities	43,035	55,835
Deferred revenues - long-term	5,359	5,946
Other non-current liabilities	28,918	25,091
Total non-current liabilities	94,755	113,333
Total liabilities	334,697	363,899
Contingencies, see note 10
Redeemable non-controlling interests	3,850	3,969
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 51,016 shares and 50,923 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	139	139
Additional paid-in capital	2,579,874	2,568,149
Accumulated deficit	(250,159)	(33,871)
Accumulated other comprehensive loss	(9,675)	(3,647)
Equity attributable to Stratasys Ltd.	2,320,179	2,530,770
Non-controlling interests	472	469
Total equity	2,320,651	2,531,239
Total liabilities and equity	$ 2,659,198	$ 2,899,107